Financial Instruments (Foreign Exchange Forward Contracts) (Details) - Foreign Exchange Forward [Member] $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Foreign Currency Derivatives [Abstract]
Notional amount				$ 1,311	$ 910
Weighted-average exchange rate				1.33	1.27
Weighted average term	157 days	251 days
Gain on derivative instruments, net, pretax	$ 129
Loss on derivative instruments, net, pretax		$ 18	$ 3
Minimum [Member]
Foreign Currency Derivatives [Abstract]
Exchange rates				1.29	1.25
Derivative term	29 days	112 days
Maximum [Member]
Foreign Currency Derivatives [Abstract]
Exchange rates				1.37	1.28
Derivative term	300 days	352 days
Other Current Assets [Member]
Foreign Currency Derivatives [Abstract]
Fair value of outstanding foreign exchange forward contracts	$ 33	$ 0
Accounts Payable and Other [Member]
Foreign Currency Derivatives [Abstract]
Fair value of outstanding foreign exchange forward contracts	$ 4	$ 2